Consolidated Statements of Stockholders' Equity (Parenthetical) (Exchange Transaction [Member], Additional Paid-in Capital [Member], USD $) In Millions, unless otherwise specified	Feb. 10, 2014
Exchange Transaction [Member] | Additional Paid-in Capital [Member]
Deferred tax impact	$ 1.2